Financial income and expense - Disclosure of Detailed Information about Financial Expense (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Net foreign exchange loss	SFr (3,494)	SFr (9)	SFr (4,617)	SFr 0
Interest expense on leases	(4)	(6)	(9)	(13)
Other financial expenses	(3)	(3)	(7)	(7)
Total	SFr (3,501)	SFr (18)	SFr (4,633)	SFr (20)